Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 30, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Pursuant to our compensation programs, we may grant equity awards, such as stock options or stock appreciation rights from time to time. Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Human Capital and Compensation Committee generally approves equity award grants during its regularly scheduled meeting in the first quarter of each fiscal year, provided that grants may occur off-cycle, including, without limitation, for certain defined advances in positions. The Human Capital and Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates. The Human Capital and Compensation Committee does not take material nonpublic information into account when determining the terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Human Capital and Compensation Committee generally approves equity award grants during its regularly scheduled meeting in the first quarter of each fiscal year, provided that grants may occur off-cycle, including, without limitation, for certain defined advances in positions. The Human Capital and Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates. The Human Capital and Compensation Committee does not take material nonpublic information into account when determining the terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Human Capital and Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

					Percentage Change in the Closing Market Price of the Securities
		Number of			Underlying the Award Between the Trading Day Ending
		Securities	Exercise	Grant Date	Immediately Prior to the Disclosure of Material Nonpublic
		Underlying	Price of the	Fair Value	Information and the Trading Day Beginning Immediately
	Grant	the Award	Award	of the Award	Following the Disclosure of Material Nonpublic Information
Name	Date	(#)	($/Sh)	($)	(%)
Brad Beckham	1/30/2025	40,155	87.35	1,415,657	0.2
Brent G. Kirby	1/30/2025	33,915	87.35	1,195,667	0.2
Jeremy Fletcher	1/30/2025	19,995	87.35	704,920	0.2
Scott R. Ross	1/30/2025	8,925	87.35	314,649	0.2
Jason Tarrant	1/30/2025	7,140	87.35	251,719	0.2

Brad Beckham | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Brad Beckham
Underlying Securities		40,155
Exercise Price | $ / shares		$ 87.35
Fair Value as of Grant Date | $		$ 1,415,657
Underlying Security Market Price Change		0.002
Brent G. Kirby | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Brent G. Kirby
Underlying Securities		33,915
Exercise Price | $ / shares		$ 87.35
Fair Value as of Grant Date | $		$ 1,195,667
Underlying Security Market Price Change		0.002
Jeremy Fletcher | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Jeremy Fletcher
Underlying Securities		19,995
Exercise Price | $ / shares		$ 87.35
Fair Value as of Grant Date | $		$ 704,920
Underlying Security Market Price Change		0.002
Scott R. Ross | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Scott R. Ross
Underlying Securities		8,925
Exercise Price | $ / shares		$ 87.35
Fair Value as of Grant Date | $		$ 314,649
Underlying Security Market Price Change		0.002
Jason Tarrant | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Jason Tarrant
Underlying Securities		7,140
Exercise Price | $ / shares		$ 87.35
Fair Value as of Grant Date | $		$ 251,719
Underlying Security Market Price Change		0.002